BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 10,000,000	$ 1,449,633	¥ 10,000,000
Beijing Rural Commercial Bank
BANK LOANS
Total short-term bank loans	¥ 10,000,000	$ 1,449,633	¥ 10,000,000